Subsequent Events	9 Months Ended	12 Months Ended
	Feb. 28, 2022	May 31, 2021
Subsequent Events
Subsequent Events

Note 10 – Subsequent Events

Management has evaluated subsequent events through the date these financial statements were issued. Based on our evaluation no material events have occurred that require disclosure.

Note 9 – Subsequent Events

Management has evaluated subsequent events through the date these financial statements were issued. Based on our evaluation no material events have occurred that require disclosure.